LOAN (Detail Textuals)	1 Months Ended		12 Months Ended
	May 31, 2020 CAD ($)	May 31, 2020 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)
Line of Credit Facility [Line Items]
Loan received			$ 0	$ 28,668	$ 0
Accretion expense			$ 897	598	0
Loan							$ 25,079		$ 24,182
Toronto Dominion Bank [Member] | Line of credit (CEBA LOC) [Member]
Line of Credit Facility [Line Items]
Loan received	$ 40,000	$ 28,668
Description of line of credit facility conversion to term loan			On January 1, 2021, the outstanding balance of the CEBA LOC automatically converted to a 2-year interest free term loan ("CEBA Term Loan"). The CEBA Term Loan may be repaid at any time without notice or the payment of any penalty. If 75% of the CEBA Term Loan is repaid on or before December 31, 2022, the repayment of the remining 25% of such CEBA Term Loan shall be forgiven. If on December 31, 2022, the Company exercises the option for a 3-year extension, 5% interest during the term extension period will aply on any balance remaining.
Fair value of amount outstanding						$ 32,906	23,584
Interest rate			3.45%
Gain (loss) on fair value of loans			$ 5,084
Accretion expense			$ 897	$ 598	$ 0
Loan						$ 31,794	$ 25,079	$ 30,789	$ 24,182